Private Placement - Additional Information (Detail) - AEA-Bridges Impact Corp - USD ($)		5 Months Ended
	Oct. 05, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrant issue		$ 10,500,000
Class of warrants or rights exercise price	$ 11.5
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights number of warrants issued during the period	10,500,000
Class of warrants or rights issue price	$ 1
Proceeds from warrant issue	$ 10,500,000
Class of warrants or rights exercise price	$ 11.5
AEA Bridges Impact Sposor LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights issue price	$ 1
AEA Bridges Impact Sposor LLC [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights number of warrants issued during the period	10,500,000
Class of warrants or rights issue price	$ 1
Proceeds from warrant issue	$ 10,500,000
AEA Bridges Impact Sposor LLC [Member] | Over-Allotment Option [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights issue price	$ 1
Class of warrant or right, Warrants subscribed but unissued	1,200,000
Class of warrant or right, Warrants subscribed but unissued, Value	$ 1,200,000